Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Schedule of inventories

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Gold-in-process and stockpiles	814.6	725.7
Consumable stores	265.2	238.6
Total inventories	1,079.8	964.3
Heap leach and stockpiles inventories included in non-current assets[1]	(251.9)	(205.3)
Total current inventories[2,3]	827.9	759.0
[1]Heap leach and stockpiles inventories will only be processed at the end of life-of-mine.
[2]The cost of consumable stores consumed during the year and included in cost of sales amounted to US$400.8 million (2022: US$397.4 million).
[3] During 2023, a net realisable value adjustment to stockpiles of US$33.8 million (2022: US$nil and 2021: US$nil) was processed at Damang.